Net Loss Per Share	11 Months Ended
Dec. 31, 2021
Rigetti Computing, Inc
Net Loss Per Share
13.	NET LOSS PER SHARE
The following table sets forth the computation of the basic and diluted net loss per share in relation to the Class A Common Stock:

	December 31,	January 31,
	2021	2021
Net Loss	$(38,241,499)	$(26,127,496)
Basic and diluted shares
Weighted-average Class A Common Stock outstanding	21,941,997	20,719,085
Loss per share for Class A Common Stock
— Basic	$(1.74)	$(1.26)
— Diluted	$(1.74)	$(1.26)
The number of shares outstanding underlying the potential dilutive Class A Common Stock at December 31, 2021 and January 31, 2021 were summarized as below:

	December 31,	January 31,
	2021	2021
Convertible Series C Preferred Stock	69,223,658	69,223,658
Common Stock Warrants	10,817,831	3,406,156
Stock Options	14,572,344	17,008,770
Restricted Stock Units	6,846,961	—

	101,460,794	89,638,584

The number of shares outstanding underlying the potential dilutive Class B Common Stock at December 31, 2021 and January 31, 2021 are as follows:

	December 31,	January 31,
	2021	2021
Convertible Series C-1 Preferred Stock	29,502,847	29,502,847

	29,502,847	29,502,847

As of December 31, 2021, no Class B Common Stock has been issued, however the Series
C-1
Preferred Stock shares are convertible into the Class B Common Stock in an eight-for-one
ratio. The Series
C-1
Preferred Stock were issued in February, 2020. As of December 31, 2021, 29,502,847 shares of Series
C-1
Preferred Stock were outstanding and have been excluded from the dilutive net loss per share calculation since the effect would be anti-dilutive.